Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Property, Plant and Equipment

	Plant and Machinery	Other Equipment	Leasehold Improve- ments	Right-of-Use Assets	Total
	(EUR’000)
Cost:
At January 1, 2018	4,507	1,641	650	—	6,798
Additions	1,206	1,270	225	—	2,701
Disposals	(68)	(316)	—	—	(384)
At December 31, 2018	5,645	2,595	875	—	9,115
Adoption of IFRS 16 “Leases”	—	—	—	18,437	18,437
Additions	2,393	1,499	3,418	21,225	28,535
Disposals	—	(154)	(7)	—	(161)
Foreign exchange translation	—	4	2	457	463
At December 31, 2019	8,038	3,944	4,288	40,119	56,389

Accumulated depreciation:
At January 1, 2018	(3,054)	(854)	(333)	—	(4,241)
Depreciation charge	(410)	(415)	(55)	—	(880)
Disposals	16	315	—	—	331
At December 31, 2018	(3,448)	(954)	(388)	—	(4,790)
Depreciation charge	(523)	(758)	(170)	(5,237)	(6,688)
Disposals	—	154	—	—	154
Foreign exchange translation	—	(5)	—	9	4
At December 31, 2019	(3,971)	(1,563)	(558)	(5,228)	(11,320)

Carrying amount:
At December 31, 2018	2,197	1,641	487	—	4,325
At December 31, 2019	4,067	2,381	3,730	34,891	45,069

Summary of Depreciations Charges

	2019	2018	2017
	(EUR’000)
Research and development costs	5,282	827	701
General and administrative expenses	1,406	53	33
Total depreciation charges	6,688	880	734